RELATED PARTIES (Participation in the Company's IPO and Concurrent Private Placement) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Shares	2,250,000 [1]
Number of units	25,000
IPO [Member]
Related Party Transaction [Line Items]
Number of units	166,667
Price per unit | $ / shares	$ 72
IPO [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Shares	10,417
Proceeds, before expenses | $	$ 750
IPO [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Shares	3,473
Proceeds, before expenses | $	$ 250
IPO [Member] | Esco Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Shares	13,889
Proceeds, before expenses | $	$ 1,000
Private Placement [Member]
Related Party Transaction [Line Items]
Number of units	166,667
Price per unit | $ / shares	$ 72
Private Placement [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Shares	20,834
Proceeds, before expenses | $	$ 1,500
Private Placement [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Shares	6,945
Proceeds, before expenses | $	$ 500
Private Placement [Member] | Counterpoint Ventures Fund Two [Member]
Related Party Transaction [Line Items]
Shares	3,542
Proceeds, before expenses | $	$ 255
Long Term Incentive Warrants [Member] | IPO [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Warrants	15,625
Long Term Incentive Warrants [Member] | IPO [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Warrants	5,209
Long Term Incentive Warrants [Member] | IPO [Member] | Esco Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Warrants	20,834
Long Term Incentive Warrants [Member] | Private Placement [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Warrants	31,251
Long Term Incentive Warrants [Member] | Private Placement [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Warrants	10,417
Long Term Incentive Warrants [Member] | Private Placement [Member] | Counterpoint Ventures Fund Two [Member]
Related Party Transaction [Line Items]
Warrants	5,313
Series A Warrants [Member] | IPO [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Warrants	5,209
Series A Warrants [Member] | IPO [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Warrants	1,737
Series A Warrants [Member] | IPO [Member] | Esco Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Warrants	6,945
Series A Warrants [Member] | Private Placement [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Warrants	10,417
Series A Warrants [Member] | Private Placement [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Warrants	3,473
Series A Warrants [Member] | Private Placement [Member] | Counterpoint Ventures Fund Two [Member]
Related Party Transaction [Line Items]
Warrants	1,771
Credit Line Agreement Warrants [Member]
Related Party Transaction [Line Items]
Warrants	221,556
Principal | $	$ 12,000
Credit Line Agreement Warrants [Member] | Private Placement [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Warrants	27,695
Credit Line Agreement Warrants [Member] | Private Placement [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Warrants	9,231
Credit Line Agreement Warrants [Member] | Private Placement [Member] | Counterpoint Ventures Fund Two [Member]
Related Party Transaction [Line Items]
Warrants	4,708

[1]	Issuance expenses include certain warrants with a value of $196 issued in connection with the IPO.